Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2016	December 31, 2015
Lubricants	553	739
Bunkers	3,496	2,241
Total	4,049	2,980